Share-based payments - Share options and Share plans (Details) £ / shares in Units, £ in Millions, Option in Millions	12 Months Ended
	Mar. 31, 2021 GBP (£) Option £ / shares	Mar. 31, 2020 Option £ / shares	Mar. 31, 2019 Option £ / shares
Share options and Share plans
Outstanding shares | Option	62	53	46
Movements in outstanding ordinary share options
Balance at the beginning of the period (in shares) | Option	53	46	40
Granted (in shares) | Option	35	39	33
Forfeited (in shares) | Option	(1)	(1)	(2)
Exercised (in shares) | Option	0		(2)
Expired (in shares) | Option	(25)	(31)	(23)
Balance at the end of the period (in shares) | Option	62	53	46
Weighted average exercise price:
Weighted average exercise price at the beginning of the period | £ / shares	£ 1.19	£ 1.40	£ 1.64
Granted (per share) | £ / shares	1.03	1.06	1.30
Forfeited (per share) | £ / shares	1.16	1.36	1.52
Exercised. (per share) | £ / shares	1.23	1.50	1.67
Expired (per share) | £ / shares	1.27	1.34	1.64
Weighted average exercise price at the end of the period | £ / shares	1.07	£ 1.19	£ 1.40
Minimum
Weighted average exercise price:
Weighted average exercise price at the end of the period | £ / shares	0.98
Maximum
Weighted average exercise price:
Weighted average exercise price at the end of the period | £ / shares	£ 1.89
Vodafone Group executive plans
Movements in outstanding ordinary share options
Granted (in shares) | Option	0	0
Vodafone Sharesave Plan
Share options and Share plans
Monthly savings, amount | £	£ 375
Discount rate for share options	0.20
Vodafone Sharesave Plan | Minimum
Share options and Share plans
Share option vesting period	3 years
Vodafone Sharesave Plan | Maximum
Share options and Share plans
Share option vesting period	5 years